Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Parenthetical) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Connected transactions with Unicom Group and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Rental charge paid	¥ 5,750,000
Unsecured entrusted loan	13,558,000,000	¥ 700,000,000
China United Network Communications Group Company Limited [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan	¥ 7,404,000,000	¥ 200,000,000	¥ 0
Unsecured entrusted loan interest rate		90.00%
China United Network Communications Group Company Limited [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan interest rate	90.00%
China United Network Communications Group Company Limited [member] | Top of range [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan interest rate	110.00%